Securitisations - Transfers of financial assets that do not result in derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	£ 188,668	£ 179,162
Liabilities carry amount	(116,322)	(113,149)
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost, category [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	3,516	4,242
Assets Fair value	3,678	4,334
Liabilities carry amount	(2,918)	(4,234)
Liabilities fair value	£ (2,922)	£ (4,218)